Operating Segments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Operating Segments [Abstract]
Summary of Reportable Segments

Information about reportable segments:

	For the year ended March 31
	Reportable segments
	Air ticketing			Hotels and packages			Bus ticketing			All other segments**			Total
Particulars	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021
Consolidated revenue	166,714	174,361	57,013	237,524	235,814	67,976	53,745	65,009	24,895	28,028	36,345	13,556	486,011	511,529	163,440
Add: Customer inducement costs recorded as a reduction of revenue*	68,632	75,779	23,513	274,915	265,706	18,652	13,950	17,688	667	861	1,985	76	358,358	361,158	42,908
Less: Service cost**	1,193	420	293	160,824	141,404	19,146	8,870	7,060	2,712	58	383	66	170,945	149,267	22,217
Adjusted Margin	234,153	249,720	80,233	351,615	360,116	67,482	58,825	75,637	22,850	28,831	37,947	13,566	673,424	723,420	184,131
Other income													220	1,063	3,672
Personnel expenses													(113,567)	(129,836)	(105,661)
Marketing and sales promotion expenses													(192,080)	(166,603)	(22,741)
Customer inducement costs recorded as a reduction of revenue*													(358,358)	(361,158)	(42,908)
Certain loyalty program costs related to "All other segments"**													(2,467)	(5,053)	(91)
Other operating expenses													(133,295)	(185,401)	(51,075)
Depreciation and amortization													(26,817)	(33,682)	(33,010)
Impairment of goodwill													—	(272,160)	—
Finance income													6,459	3,362	12,100
Finance costs													(11,329)	(21,433)	(4,798)
Impairment in respect of an equity-accounted investee													(9,926)	—	—
Share of loss of equity- accounted investees													(887)	(65)	(168)
Loss before tax													(168,623)	(447,546)	(60,549)

Notes:*     For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin is arrived by adding back certain customer inducement costs including customers incentives, customer acquisition cost and loyalty programs costs, which are recorded as a reduction of revenue and reducing service cost.

**Certain loyalty program costs excluded from service cost amounting to USD 91 (March 31, 2020: USD 5,053 and March 31, 2019: USD 2,467) for “All other segments”.

Summary of Geographical Segments

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers. Segment assets are based on the geographical location of the assets.

	Revenue			Non-Current Assets*
	For the year ended March 31			As at March 31
Particulars	2019	2020	2021	2020	2021
India	453,912	490,861	161,313	786,770	764,291
United States	647	536	32	112	437
South East Asia	20,145	10,324	1,375	4,876	4,902
Europe	4,811	3,998	—	—	—
Others	6,496	5,810	720	520	234
Total	486,011	511,529	163,440	792,278	769,864

* Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets, and other non-current assets (excluding financial assets).